Income Tax (Details) - Successor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organizational costs/startup expenses	$ 1,432	$ 1,031
Deferred revenue	23	41
Section 174 - software development cost	2,187	1,097
Stock based compensation	453	164
Research credits
Other accruals	16	50
Fixed assets
Other	2
Net operating loss carryforward	4,894	2,202
Total deferred tax asset	9,008	4,585
Less: Valuation allowance	(5,498)	(871)
Deferred tax asset, net of valuation allowance	3,510	3,714
Intangibles	(3,508)	(4,338)
Property, plant & equipment	(2)	(13)
Other
Capitalized research
Total deferred tax liabilities	(3,510)	(4,351)
Net Deferred Tax Asset (Liability)		$ (637)